Total Equity - Summary of Non-controlling Interests (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Equity	$ 27,496,226	$ 28,797,762
Non-controlling Interests, Profit (Loss)	$ 7,088,401	48,873,945	$ 242,152,698
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	7.35%
Non-controlling Interests, Equity	$ 9,963,472	10,008,502
Non-controlling Interests, Profit (Loss)	$ 5,649,253	6,512,893	8,674,207
Compania Electrica Tarapaca S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	3.79%
Non-controlling Interests, Profit (Loss)			2,840,348
GasAtacama Chile S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	2.63%
Non-controlling Interests, Equity	$ 17,532,754	18,789,260
Non-controlling Interests, Profit (Loss)	$ 1,439,148	2,547,670
Empresa Generadora De Energia Electrica S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	73.13%
Non-controlling Interests, Profit (Loss)		23,510,575	154,959,234
Generandes Peru S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	39.00%
Non-controlling Interests, Profit (Loss)		5,488,220	19,466,375
Enel Generacion Peru S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	16.40%
Non-controlling Interests, Profit (Loss)		4,257,097	15,078,085
Chinango S.A.C. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	20.00%
Non-controlling Interests, Profit (Loss)		697,822	3,042,018
Enel Generacion Costanera S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	24.32%
Non-controlling Interests, Profit (Loss)		(1,729,294)	(242,897)
Enel Generacion el Chocon S.A. [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Percentage of non-controlling interests	32.33%
Non-controlling Interests, Profit (Loss)		7,090,623	35,783,793
Others [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [Line Items]
Non-controlling Interests, Profit (Loss)		$ 498,339	$ 2,551,535